Other Receivables - Schedule of Other Receivables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Receivables [Abstract]
Goods and Services Tax receivable	$ 168,020
Others		13,598
Total	$ 168,020	$ 13,598